SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Common stock, shares issued	13,250,000	13,250,000
Common stock, shares outstanding	13,250,000	13,250,000
Homes to Life Ltd [Member]
Subsidiary, ownership percentage	100.00%
Homes to Life International Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%
Common stock, shares issued	1
Common stock, shares outstanding	1
Stock issued during period, value, new issues	$ 1
Homes to Life Pte Ltd [Member]
Common stock, shares issued	38,800,000
Common stock, shares outstanding	38,800,000
Stock issued during period, value, new issues	$ 38,800,000